Our capital and liquidity - Summary of capital and liquidity risk management (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedging instruments [Line Items]
Equity attributable to owners of Rio Tinto (see Group balance sheet)	$ 50,175	$ 51,432
Equity attributable to non-controlling interests (see Group balance sheet)	2,099	5,158
Net debt/(cash)	4,188	(1,576)	$ 664
Capital and liquidity risk management
Disclosure of detailed information about hedging instruments [Line Items]
Equity attributable to owners of Rio Tinto (see Group balance sheet)	50,175	51,432
Equity attributable to non-controlling interests (see Group balance sheet)	2,099	5,158
Net debt/(cash)	4,188	(1,576)
Total capital	$ 56,462	$ 55,014